Loans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Loans
Loans	$ 6,148,298	[1]	$ 5,715,556	[1]
Interest which would have been recorded if the loans had not been in a non-accrual status	67		0		2,325
Interest income collected on non-accruing loans	0		2,288		2,375
Nonperforming Financing Receivable [Member]
Loans
Loans	3,125		0		32,000
Private Corporation [Member]
Loans
Loans	2,375,178	[1]	2,202,613	[1]
Private Corporation [Member] | Nonperforming Financing Receivable [Member]
Loans
Loans	3,125		0		32,000
Private Middle Market Companies [Member]
Loans
Loans	$ 574,107	[1]	$ 681,912	[1]

[1]	Current ratings as of December 31, 2013 and 2012, respectively.